As filed with the Securities and Exchange Commission on February 23, 2012
1933 Act Registration No. 33-17619
1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ________ ☐
Post-Effective Amendment No. 310 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 311 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400
PETER V. BONANNO, ESQ.
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)
Copies to:
STEPHEN H. BIER, ESQ.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on February 27, 2012 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered:
Class A Shares, Class C Shares, Class R Shares, Class IR Shares and Institutional Shares of the Goldman Sachs Managed Futures Strategy Fund.

Explanatory Note
Post-Effective Amendment No. 287 (the “Amendment”) to the Registration Statement of Goldman Sachs Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 15, 2011 to register shares of Goldman Sachs Managed Futures Strategy Fund, a new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on November 29, 2011. On November 28, 2011, Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to December 29, 2011. On December 28, 2011, Post-Effective Amendment No. 296 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to January 13, 2012. On January 12, 2012, Post-Effective Amendment No. 297 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to January 18, 2012. On January 17, 2012, Post-Effective Amendment No. 298 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to January 26, 2012. On January 25, 2012, Post-Effective Amendment No. 303 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to February 8, 2012. On February 7, 2012, Post-Effective Amendment No. 306 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to February 21, 2012. On February 21, 2012, Post-Effective Amendment No. 309 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to February 24, 2012. This Post-Effective Amendment No. 310 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 27, 2012 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 310 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.
PART C: OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Agreement and Declaration of Trust dated January 28, 1997 1/

	(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 2/

	(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 2/

	(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 5/

	(9)	Amendment No. 8 dated March 1, 1999 to Agreement and Declaration of Trust dated January 28, 1997 6/

	(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 7/

	(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 9/

(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 10/

(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 11/

(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 12/

(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 13/

(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 14/

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 16/

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 18/

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 20/

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 21/

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(33)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 23/

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 24/

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 25/

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 28/

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 30/

	(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 31/

	(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 32/

	(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

	(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

	(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

	(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

	(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 35/

	(57)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

	(58)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

	(59)	Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 37/

	(60)	Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

	(61)	Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

	(62)	Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

	(63)	Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997, 39/

	(64)	Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997, 40/

	(65)	Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997, 41/

	(66)	Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997, 41/

	(67)	Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997, 42/

(b)	(1)	Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 15/

(2)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 20/

(3)	Amendment No. 2 dated October 16, 2009 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 34/

(4)	Amendment No. 3 dated February 10, 2011 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 38/
(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 43/
(d)	(1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management 3/

	(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management 3/

	(5)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs Financial Square Tax-Exempt California and Goldman Sachs Financial Square Tax-Exempt New York Funds (formerly Institutional Liquid Assets Portfolios), and Goldman Sachs Asset Management 3/

	(6)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 44/

	(7)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 3/

	(8)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 45/

	(9)	Amended Annex A dated December 15, 2011 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 42/

	(10)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) 46/

	(11)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Financial Square Tax-Exempt California and Goldman Sachs Financial Square Tax-Exempt New York Funds (formerly Institutional Liquid Assets Portfolios)) 46/

	(12)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) 46/

	(13)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) 46/

	(14)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) 46/

	(15)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Equity Growth Strategy (formerly Aggressive Growth Strategy), Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios 20/

	(16)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund 33/

	(17)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund (formerly Goldman Sachs Adjustable Rate Government Fund) 33/

	(18)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund 33/

	(19)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund 33/

(e)	(1)	Distribution Agreement dated April 30, 1997 17/

	(2)	Amended Exhibit A dated December 15, 2011 to the Distribution Agreement dated April 30, 1997 42/
(f)	Not applicable
(g)	(1)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company 47/

	(2)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company 2/

	(3)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund 5/

	(4)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios) 7/

	(5)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Technology Tollkeeper Fund (formerly Tollkeeper Fund and formerly Internet Tollkeeper Fund)) 8/

	(6)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund) 48/

(7)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Structured Tax-Managed Equity Fund (formerly CORE Tax-Managed Equity Fund)) 10/

(8)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund) 10/

(9)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund) 11/

(10)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company 10/

(11)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990 10/

(12)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991 10/

(13)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 14/

(14)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 14/

(15)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 49/

(16)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company 49/

(17)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 15/

(18)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 50/

(19)	Letter Amendment dated August 26, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 51/

(20)	Letter Amendment dated October 28, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 51/

(21)	Letter Amendment dated February 8, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (for the fund now known as Goldman Sachs Commodity Strategy Fund) 51/

(22)	Letter Amendment dated March 14, 2007 to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 51/

(23)	Letter Amendment dated April 23, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Strategic International Equity Fund) 51/

(24)	Letter Amendment dated May 2, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 51/

(25)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 51/

(26)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Retirement Strategies Portfolios) 51/

(27)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Small Cap Fund) 51/

(28)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured Emerging Markets Equity Fund) 51/

(29)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) 51/

(30)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) 51/

(31)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Tax-Managed Equity Fund) 51/

(32)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) 51/

(33)	Letter Amendment dated October 4, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 51/

(34)	Letter Amendment dated November 28, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) 51/

(35)	Letter Amendment dated September 17, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Equity Fund) 34/

(36)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 34/

	(37)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Dynamic Allocation Fund) 52/

	(38)	Letter Amendment dated August 11, 2009 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Goldman Sachs Technology Tollkeeper Fund (formerly Tollkeeper Fund )) 53/

	(39)	Letter Amendment dated June 17, 2010 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) 36/

	(40)	Letter Amendment dated December 31, 2010 to the Custodian Agreement dated July 15, 1991 between Registrant and JPMorgan Chase Bank, N.A (Goldman Sachs N-11 Equity Fund) 38/

	(41)	Letter Amendment dated February 14, 2011 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) 54/

	(42)	Letter Amendment dated March 1, 2011 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Brazil Equity Fund, Goldman Sachs India Equity Fund, Goldman Sachs China Equity Fund, and Goldman Sachs Korea Equity Fund) 54/

	(43)	Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds 55/

	(44)	Letter Amendment dated January 9, 2012 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Focused Growth Fund) 56/

(h)	(1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 57/

	(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 57/

	(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company 47/

	(4)	Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 58/

	(5)	Amended and Restated Transfer Agency Agreement Fee Schedule dated December 15, 2011, to the Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 42/

	(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 5/

(7)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust — TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 59/

(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios 5/

(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds 5/

(10)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds 59/

(11)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios 60/

(12)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 61/

(13)	Goldman Sachs Trust Cash Management Shares Service Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 61/

(14)	Goldman Sachs Trust FST Select Class Select Plan amended and restated as of February 4, 2004 50/

(15)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of the remaining Financial Square Funds) 61/

(16)	Goldman Sachs Trust FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 50/

(17)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 50/

(18)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 61/

(19)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 50/

(20)	Goldman Sachs Trust FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 50/

(21)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of the remaining Financial Square Funds) 61/

(22)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 62/

(23)	Form of Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Commodity Strategy Fund 57/

(24)	Goldman Sachs Trust FST Cash Management Shares Service Plan dated February 11, 2010 (on behalf of the remaining Financial Square Funds) 63/

(25)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010 63/

(26)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010 63/

(27)	Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds 55/
(i)	Opinion and Consent of Dechert LLP (to be filed)

(j)	Not applicable

(k)	Not applicable

(l)	Not applicable
(m)	(1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 19/

	(2)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 50/

	(3)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 50/

	(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 61/

	(5)	Class R Distribution and Service Plan dated November 8, 2007 29/

	(6)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of the remaining Financial Square Funds) 63/

	(7)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 63/

(n)	(1)	Plan in Accordance with Rule 18f-3, amended and restated as of December 1, 2010 61/

(p)	(1)	Code of Ethics — Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund dated April 23, 1997, as amended effective March 12, 2009 36/

(2)		Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective November 17, 2010 61/

(q)	(1)	Powers of Attorney for Messrs. Bakhru, Coblentz, Shuch and Strubel 23/

	(2)	Powers of Attorney for Ms. Daniels and Ms. Palmer 64/

	(3)	Power of Attorney for James A. McNamara 65/

	(4)	Power of Attorney for George F. Travers 34/

	(5)	Powers of Attorney for Donald C. Burke and Joseph P. LoRusso 66/

1/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997.

2/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997.

3/	Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998.

4/	Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998.

5/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998.

6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999.

7/	Incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999.

8/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999.

9/	Incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999.

10/	Incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000.

11/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000.

12/	Incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000.

13/	Incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001.

14/	Incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001.

15/	Incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002.

16/	Incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003.

17/	Incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003.

18/	Incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561, filed July 22, 2004.

19/	Incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004.

20/	Incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005.

21/	Incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005.

22/	Incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006.

23/	Incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005.

24/	Incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006.

25/	Incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006.

26/	Incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006.

27/	Incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 811-05349, filed June 12, 2007.

28/	Incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 811-05349, filed August 14, 2007.

29/	Incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007.

30/	Incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008.

31/	Incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008.

32/	Incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008.

33/	Incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009.

34/	Incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009.

35/	Incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010.

36/	Incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010.

37/	Incorporated by reference from Post-Effective Amendment No. 261 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2010.

38/	Incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011.

39/	Incorporated by reference from Post-Effective Amendment No. 285 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2011.

40/	Incorporated by reference from Post-Effective Amendment No. 290 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2011.

41/	Incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011.

42/	Incorporated by reference from Post-Effective Amendment No. 292 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2011.

43/	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).

44/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998.

45/	Incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008.

46/	Incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003.

47/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995.

48/	Incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999.

49/	Incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002.

50/	Incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004.

51/	Incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2009.

52/	Incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009.

53/	Incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009.

54/	Incorporated by reference from Post-Effective Amendment No. 277 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 5, 2011.

55/	Incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011.

56/	Incorporated by reference from Post-Effective Amendment No. 304 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 25, 2012.

57/	Incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009.

58/	Incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007.

59/	Incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008.

60/	Incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010.

61/	Incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010.

62/	Incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007.

63/	Incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010.

64/	Incorporated by reference from Post-Effective Amendment No. 161 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 10, 2007.

65/	Incorporated by reference from Post-Effective Amendment No. 171 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 9, 2007.

66/	Incorporated by reference from Post-Effective Amendment No. 253 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 26, 2010.
Item 29. Persons Controlled by or Under Common Control with the Fund
     Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Goldman Sachs Cayman Commodity Fund, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.
     Goldman Sachs India Equity Fund, also a series of the Registrant, wholly owns and controls Goldman Sachs Mauritius India Equity Fund Ltd (the “Mauritius Subsidiary”), a company organized under the laws of the Republic of Mauritius. The Mauritius Subsidiary’s financial statements will be included on a consolidated basis in the India Equity Fund’s annual and semi-annual reports to shareholders.
Item 30. Indemnification

     Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).
     The Management Agreements (other than the Management Agreements on behalf of the Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds and the Short Duration Government Fund) provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of the Finacial Square Tax-Exempt California, Financial Square Tax-Exempt New York, and Short Duration Government Funds provides that the Financial Square Tax-Exempt California, Financial Square Tax-Exempt New York, and Short Duration Government Funds will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1) through (d)(7).
     Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.
Item 31. Business and Other Connections of Investment Adviser
     Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of Other	Connection with
the Investment Advisers	Company	Other Company
Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Chairman and Chief Executive Officer

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director

John S. Weinberg Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Vice Chairman

Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director
Item 32. Principal Underwriters
(a)	Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (2)	Managing Director
Isabelle Ealet (3)	Managing Director
Edward K. Eisler (3)	Managing Director
J. Michael Evans (4)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
David B. Heller (1)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (5)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
David C. Ryan (6)	Managing Director
Pablo J. Salame (3)	Managing Director
Jeffrey W. Schroeder (1)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (3)	Managing Director
David M. Solomon (4)	Managing Director
Esta Stecher (4)	General Counsel and Managing Director
Steven H. Strongin (4)	Managing Director
David A. Viniar (4)	Managing Director
John S. Weinberg (4)	Managing Director
Yoel Zaoui (2)	Managing Director

(1)	200 West Street, New York, NY 10282

(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(4)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan

(6)	1 Raffles Link, #07-01 South Lobby, Singapore 039393

(c)	Not Applicable.
Item 33. Location of Accounts and Records
     The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, Bank of New York Mellon, One Wall Street, New York, New York 10286 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.
Item 34. Management Services
Not applicable
Item 35. Undertakings
Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 310 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 310 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 23rd day of February, 2012.

GOLDMAN SACHS TRUST (A Delaware statutory trust)

By:	/s/ Peter V. Bonanno

Peter V. Bonanno
Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	February 23, 2012

[1]George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	February 23, 2012

[1]Ashok N. Bakhru	Chairman and Trustee	February 23, 2012
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	February 23, 2012
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	February 23, 2012
John P. Coblentz, Jr.

[1]Diana M. Daniels Diana M. Daniels	Trustee	February 23, 2012

[1]Joseph P. LoRusso	Trustee	February 23, 2012
Joseph P. LoRusso

[1]Jessica Palmer Jessica Palmer	Trustee	February 23, 2012

[1]Alan A. Shuch	Trustee	February 23, 2012
Alan A. Shuch

[1]Richard P. Strubel	Trustee	February 23, 2012
Richard P. Strubel

By:	/s/ Peter V. Bonanno
Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2011.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: February 23, 2012

/s/ Peter V. Bonanno Peter V. Bonanno,
Secretary